American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2026

Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 101.5%
Alabama — 4.5%
Alabama Highway Authority Rev., 5.00%, 9/1/43 (AG)	2,000,000	2,249,279
Alabama Highway Authority Rev., 5.00%, 9/1/44 (AG)	1,000,000	1,110,970
Alabama Highway Authority Rev., 5.00%, 9/1/45 (AG)	1,000,000	1,098,513
Black Belt Energy Gas District Rev., 5.00%, 7/1/27 (GA: Goldman Sachs & Co.)(1)	350,000	358,488
Black Belt Energy Gas District Rev., 5.00%, 7/1/28 (GA: Goldman Sachs & Co.)(1)	850,000	884,556
Black Belt Energy Gas District Rev., 5.00%, 7/1/33 (GA: Goldman Sachs & Co.)(1)	6,000,000	6,509,637
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	6,590,000	7,282,463
Black Belt Energy Gas District Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	14,285,000	15,718,695
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,719,639
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	16,055,791
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	7,056,614
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,707,710
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,252,928
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,674,100
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	13,845,000	15,283,918
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	5,005,000	5,475,591
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,231,189
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,303,386
Jefferson County Rev., (County of Jefferson AL Sales & Use Tax), 5.00%, 9/15/35	1,000,000	1,023,868
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,300,111
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,127,016
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,569,387
Jefferson County Sewer Rev., 5.25%, 10/1/40	11,095,000	12,414,112
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,718,432
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	2,000,000	2,170,914
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	20,000,000	21,807,518
Southeast Energy Authority A Cooperative District Rev., 5.00%, 9/1/35 (GA: New York Life Insurance Co.)	1,000,000	1,120,957
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,442,364
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	11,715,000	12,608,518
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/55 (GA: Royal Bank of Canada)	7,000,000	7,585,805
		199,862,469
Arizona — 3.6%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/43(1)	2,275,000	2,566,274
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/44(1)	1,250,000	1,395,255
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/45(1)	1,635,000	1,804,742
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group) , VRDN, 1.90%, 3/2/26 (LOC: Bank of America N.A.)	4,420,000	4,420,000
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.16%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,155,000	7,109,106
Arizona Health Facilities Authority Rev., VRN, 2.13%, (MUNIPSA plus 0.25%), 1/1/46	3,110,000	3,089,609
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	115,000	115,418
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	175,000	175,298
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	604,359
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	817,132
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	4,320,000	4,651,693
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,779,173
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	117,500
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	870,000	879,081

Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	702,021
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	670,205
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	320,962
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	320,105
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	258,160
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	505,814
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	365,000	352,385
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	231,450
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	558,324
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/29	2,500,000	2,737,326
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/34	2,105,000	2,422,104
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/35	5,000,000	5,723,279
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	201,072
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	306,454
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	222,851
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	724,352
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	722,011
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	308,769
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,019,900
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,258,377
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,200,535
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,300,128
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	10,993,775
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	3,007,888
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	872,079
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	4,986,620
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,331,621
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	807,759
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,640,855
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,514,399
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	184,611
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,860,170
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	407,509
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	299,711
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,697,394
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	479,071
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,756,636
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,698,096
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	955,000	966,585
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	7,287,456
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,901,689
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,383,354
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,360,713

Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/30	1,000,000	1,120,215
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/31	1,000,000	1,143,874
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/33	500,000	591,782
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AG)	1,725,000	1,906,786
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AG)	1,000,000	1,095,203
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/33	8,000,000	9,374,199
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,942,629
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/41	2,500,000	2,883,597
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	7,961,869
Salt Verde Financial Corp. Rev., 5.00%, 12/1/32 (GA: Citigroup, Inc.)	11,855,000	13,129,865
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(2)	2,125,000	2,194,133
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/44(2)	2,000,000	1,892,674
		160,266,041
Arkansas — 0.2%
Fayetteville Public Facilities Board Rev., (Butterfield Trail Village, Inc.), 5.00%, 12/1/36(1)	500,000	557,255
Fayetteville Public Facilities Board Rev., (Butterfield Trail Village, Inc.), 5.25%, 12/1/46(1)	860,000	887,425
Searcy Sales & Use Tax Rev., 4.00%, 11/1/38	2,000,000	2,042,711
Searcy Sales & Use Tax Rev., 4.00%, 11/1/39	2,000,000	2,030,570
Searcy Sales & Use Tax Rev., 4.00%, 11/1/41	1,000,000	1,002,829
		6,520,790
California — 2.0%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,145,756
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,665,000	1,698,682
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	285,000	285,606
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,069,342
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,004,721
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	485,000	485,267
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,356,568
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,278,165
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(5)	2,530,000	2,334,014
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	1,800,000	1,362,928
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	1,400,000	976,391
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	298,275
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	19,815,000	19,651,487
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,245,147
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,463,851
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,215,165
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(5)	1,670,000	1,490,279
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,029,616
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,300,811
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,001,445
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,113,869
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,743,677
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,338,660
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,443,375
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	1,996,424
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,328,475
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,126,700

Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,960,105
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	11,000,000	11,698,606
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/40	1,220,000	1,299,917
		89,743,324
Colorado — 4.2%
Adams County COP, 4.00%, 12/1/27	1,310,000	1,311,671
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,198,564
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/38 (AG)	425,000	482,780
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/39 (AG)	1,000,000	1,131,777
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/42 (AG)	765,000	839,945
Bromley Park Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	5,000,000	4,877,600
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/38 (BAM)	720,000	808,538
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/40 (BAM)	300,000	332,113
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/42 (BAM)	740,000	803,132
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/44 (BAM)	630,000	668,935
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	311,795
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	455,771
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	361,596
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	677,993
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	980,323
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,209,998
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,476,805
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,218,424
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	756,472
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,658,447
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	642,393
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,234,136
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	559,128
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,588,615
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	12,475,000	12,380,171
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,899,830
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	2,455,000	2,705,030
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,579,380
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/44	8,000,000	8,228,828
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,488,560
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,803,452
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	2,000,000	2,224,901
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,107,965
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	2,007,075
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,563,028
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.00%, 12/1/32	4,000,000	4,510,293
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/26	390,000	391,474
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	409,022
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	256,354
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,215,107
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	614,147
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/36	515,000	567,423
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/37	405,000	443,558
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/38	415,000	451,681
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/39	400,000	433,189

Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/40	365,000	392,648
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,601,817
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	507,975
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/37 (BAM)	250,000	271,144
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/38 (BAM)	250,000	270,608
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	500,000	539,713
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/44 (BAM)	1,000,000	1,049,550
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	2,360,000	2,583,965
Denver City & County School District No. 1 GO, 5.50%, 12/1/44 (ST AID WITHHLDG)	5,000,000	5,763,183
Hunters Overlook Metropolitan District No. 5 GO, 5.00%, 12/1/44 (AG)	500,000	533,078
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AG)	500,000	509,431
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AG)	1,000,000	1,043,172
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AG)	750,000	800,188
Lanterns Metropolitan District No. 1 GO, 4.00%, 12/1/44 (AG)	4,000,000	3,902,080
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/36 (BAM)	400,000	442,139
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/37 (BAM)	425,000	467,860
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/38 (BAM)	525,000	575,830
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/39 (BAM)	500,000	546,491
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/40 (BAM)	635,000	690,968
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/41 (BAM)	500,000	541,451
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/42 (BAM)	575,000	619,241
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/43 (BAM)	625,000	668,280
Meridian Village Metropolitan District No. 1 GO, 5.25%, 12/1/45 (BAM)	1,000,000	1,073,478
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,389,768
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/44 (ST AID WITHHLDG)	3,000,000	3,348,940
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,694,028
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,313,974
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,545,010
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,618,679
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,776,728
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,862,687
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AG)	600,000	611,407
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AG)	670,000	717,419
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	400,000	437,909
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	735,000	804,657
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	300,000	335,046
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	755,000	843,200
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	300,000	341,116
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	935,000	1,063,144
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AG)	500,000	577,028
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AG)	425,000	488,529
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AG)	325,000	371,245
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AG)	250,000	281,696

Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	275,000	307,698
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AG)	300,000	333,585
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AG)	1,100,000	1,207,759
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/41 (AG)	1,000,000	1,096,783
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/42 (AG)	1,200,000	1,307,160
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,166,655
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	1,000,000	1,089,078
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(2)	23,750,000	26,626,037
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/36 (AG)	115,000	125,170
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/37 (AG)	350,000	379,601
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/38 (AG)	265,000	286,844
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/39 (AG)	250,000	269,764
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/40 (AG)	280,000	301,639
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,348,982
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,872,285
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AG)	500,000	551,567
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AG)	135,000	137,617
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AG)	130,000	132,745
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AG)	210,000	223,361
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AG)	125,000	127,641
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AG)	215,000	233,362
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AG)	125,000	127,641
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AG)	215,000	234,169
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AG)	125,000	127,637
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AG)	230,000	249,854
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AG)	135,000	137,848
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AG)	500,000	541,238
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AG)	160,000	163,360
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AG)	505,000	544,906
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AG)	285,000	306,595
		186,242,500
Connecticut — 1.5%
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,601,474
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,071,372
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,057,406
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	679,742
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,817,509
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,057,431
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,549,188
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,032,124
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,062,297
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,030,880
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,029,479
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,018,749
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	296,388
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,105,927
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	325,000	327,781
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,385,704

Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	619,607
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	516,106
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,133,832
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	359,720
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 5.00%, 7/1/64	5,000,000	5,756,131
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,156,469
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	6,000,000	6,090,677
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	4,350,000	4,419,411
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,411,485
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,777,660
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	13,108,138
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,139,428
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,131,943
		65,744,058
Delaware — 0.3%
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	648,402
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	818,603
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	3,880,000	4,006,882
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/44	2,400,000	2,619,434
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/45	1,400,000	1,508,497
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/46	2,750,000	2,926,048
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(2)	970,000	988,270
		13,516,136
District of Columbia — 1.0%
District of Columbia GO, 5.00%, 6/1/32(1)	12,000,000	13,864,663
District of Columbia GO, 5.00%, 8/1/42	2,500,000	2,796,627
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,907,798
District of Columbia Rev., 4.00%, 3/1/45	7,890,000	7,808,608
District of Columbia Housing Finance Agency Rev., (Barry Farm Building 1A LLC), VRN, 3.15%, 2/1/30	2,710,000	2,737,815
		43,115,511
Florida — 7.9%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	1,165,000	1,169,327
Broward County Port Facilities Rev., 5.00%, 9/1/31	2,460,000	2,711,842
Broward County Port Facilities Rev., 5.00%, 9/1/32	835,000	931,192
Broward County Port Facilities Rev., 5.00%, 9/1/33	1,000,000	1,129,152
Broward County Port Facilities Rev., 5.00%, 9/1/34	1,500,000	1,706,698
Broward County Port Facilities Rev., 5.00%, 9/1/35	1,500,000	1,713,878
Broward County Port Facilities Rev., 5.00%, 9/1/36	1,250,000	1,417,733
Broward County Port Facilities Rev., 5.00%, 9/1/37	1,650,000	1,854,628
Broward County Port Facilities Rev., 5.00%, 9/1/38	2,090,000	2,329,160
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,807,810
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	505,530
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	267,082
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,063,880
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	539,069
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	537,568
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	535,629
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	533,546
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	988,779
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	712,147
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	792,988
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	877,548
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	961,569

Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,055,523
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,147,834
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,409,140
Capital Trust Authority Rev., (AIDS Healthcare Foundation Obligated Group), 4.75%, 12/1/42	1,250,000	1,281,146
Central Florida Expressway Authority Rev., 5.00%, 7/1/38	5,000,000	5,862,588
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AG)	1,250,000	1,416,513
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	2,955,000	3,230,827
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,511,243
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,559,917
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	317,406
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	236,617
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(2)	425,000	421,196
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(2)	1,050,000	1,050,157
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	3,030,075
Florida Housing Finance Corp. Rev., (Citrus Glen Preservation Ltd.), 4.75%, 2/1/43 (FNMA)	4,500,000	4,795,088
Florida Housing Finance Corp. Rev., (Liberty Square Elderly LLC), 4.70%, 5/1/43 (FNMA), (HUD)	6,000,000	6,265,123
Florida Housing Finance Corp. Rev., (Richman Capri LIHTC LLC), VRN, 3.00%, 2/1/44	1,250,000	1,255,341
Florida Housing Finance Corp. Rev., (SP Palms LLC), 4.90%, 11/1/42 (FHLMC)	1,125,000	1,218,563
Florida Housing Finance Corp. Rev., VRN, 3.15%, 12/1/29	2,725,000	2,750,728
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.20%, 11/15/30(2)	9,000,000	9,099,667
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	417,375
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	626,063
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	428,024
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	695,539
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	900,809
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,126,011
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,866,271
Fort Myers Rev., 4.00%, 12/1/30	150,000	150,223
Fort Myers Rev., 4.00%, 12/1/31	650,000	650,915
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,759,529
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,500,881
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	8,450,000	8,827,578
Hillsborough County Housing Finance Authority Rev., (OK Riverside TC LLC), VRN, 3.125%, 12/1/28	2,480,000	2,498,301
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	1,535,000	1,674,587
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34	5,000,000	5,912,566
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), VRDN, 2.00%, 3/2/26 (LOC: TD Bank N.A.)	1,465,000	1,465,000
Jacksonville Housing Finance Authority Rev., (Ability LF LLC), VRN, 3.15%, 1/1/46	5,000,000	5,049,058
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,273,845
Lee County Housing Finance Authority Rev., (Horizons Owner LLC), VRN, 2.65%, 12/1/47	2,500,000	2,502,541
Lee County Housing Finance Authority Rev., (Lofts on Lemon II LLC), 5.25%, 4/1/44 (FNMA)	2,500,000	2,759,327
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	3,915,000	3,944,029
Lee County Transportation Facilities Rev., 5.00%, 10/1/33	500,000	576,680
Lee County Transportation Facilities Rev., 5.00%, 10/1/34	525,000	611,359
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/41 (AG)	1,220,000	1,340,073
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/42 (AG)	2,500,000	2,719,021
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)	6,500,000	7,065,612
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	5,000,000	5,454,903
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	5,500,000	5,674,571
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	4,064,706
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,288,414
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,275,542

Mid-Bay Bridge Authority Rev., 5.00%, 10/1/33 (AG)	1,700,000	1,968,271
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/38 (AG)	1,250,000	1,423,131
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/39 (AG)	1,350,000	1,524,930
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/40 (AG)	1,240,000	1,383,037
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	460,000	527,134
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,078,250
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	774,269
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,637,580
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	778,494
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/43 (AG)	1,250,000	1,419,239
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/44 (AG)	1,000,000	1,121,518
Orlando Utilities Commission Rev., 5.00%, 10/1/40	760,000	865,987
Orlando Utilities Commission Rev., 5.00%, 10/1/41	565,000	637,303
Orlando Utilities Commission Rev., 5.00%, 10/1/42	500,000	557,320
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,536,151
Orlando Utilities Commission Rev., 5.00%, 10/1/43	250,000	275,154
Osceola County Housing Finance Authority Rev., (EC Crestwood LLC), VRN, 2.65%, 9/1/43	1,850,000	1,851,364
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,067,839
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	842,733
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	2,015,483
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	915,723
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	1,043,759
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/42(5)	2,865,000	1,367,620
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,254,400
Palm Beach County Housing Finance Authority Rev., (SP Field LLC), 4.55%, 2/1/44 (FHLMC)	10,545,000	10,643,016
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/27 (AG)	500,000	521,666
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/28 (AG)	600,000	640,376
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/29 (AG)	500,000	546,482
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/30 (AG)	550,000	614,209
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/32 (AG)	1,075,000	1,244,075
Pinellas County Housing Finance Authority Rev., (SP Pinellas III LLC), 4.70%, 10/1/43 (FHLMC)	4,000,000	4,185,252
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	580,000	595,254
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,540,000	15,818,177
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,020,061
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,359,366
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,003,275
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,944,085
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/32(1)	1,000,000	1,148,633
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/33(1)	1,500,000	1,745,536
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/34(1)	6,160,000	7,242,907
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/35(1)	3,750,000	4,445,295
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/36(1)	1,000,000	1,190,790
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/37(1)	1,000,000	1,191,524

South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,311,798
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	4,420,000	4,856,137
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.00%, 3/1/40 (AG)	1,500,000	1,657,601
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/41 (AG)	1,250,000	1,395,746
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/42 (AG)	1,085,000	1,200,447
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,306,305
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	10,000,000	9,404,834
Tampa Bay Water Rev., 5.00%, 10/1/43	1,000,000	1,113,880
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,165,134
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,466,901
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,174,376
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.25%, 1/1/30(2)	900,000	902,387
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AG)	880,000	965,220
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AG)	810,000	929,123
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AG)	1,130,000	1,263,459
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 3.80%, 5/1/28	1,235,000	1,245,928
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 4.00%, 5/1/33	1,765,000	1,788,415
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 2.625%, 5/1/30(2)	1,675,000	1,651,247
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.00%, 5/1/35(2)	2,225,000	2,147,451
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.25%, 5/1/40(2)	2,390,000	2,214,195
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 1.80%, 5/1/26	135,000	134,765
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.55%, 5/1/31	975,000	951,142
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.85%, 5/1/36	975,000	907,299
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.00%, 5/1/41	1,460,000	1,282,732
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	4,350,000	3,270,695
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.00%, 5/1/29	760,000	760,779
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.375%, 5/1/34	3,050,000	3,053,870
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	1,230,000	1,193,683
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.125%, 5/1/37	5,160,000	5,445,794
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.375%, 5/1/42	3,750,000	3,910,894
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.375%, 5/1/33(2)	975,000	1,027,315
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.85%, 5/1/38(2)	740,000	777,710
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.00%, 5/1/43(2)	490,000	506,394
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.20%, 5/1/39(2)	995,000	1,008,586
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.55%, 5/1/44(2)	750,000	750,459
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 3.55%, 5/1/30	900,000	910,900
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.50%, 5/1/40	1,000,000	1,035,119

Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,041,010
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,248,898
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,080,616
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,130,261
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/39	2,150,000	2,451,031
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/40	4,500,000	5,085,964
		345,193,968
Georgia — 3.3%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,903,272
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	1,050,000	1,067,688
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,712,251
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,350,602
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	6,500,000	6,631,654
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,834,360
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	12,500,000	12,908,194
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	5,000,000	5,091,620
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,910,949
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,120,244
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,432,372
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	4,355,000	4,524,787
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,152,812
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,042,227
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	5,050,058
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup, Inc.)	20,200,000	20,320,570
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,585,000	1,616,864
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	3,215,000	3,452,322
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,452,199
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	3,635,000	3,967,462
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	11,168,375
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	9,500,000	10,342,431
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,098,515
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	10,000,000	10,908,654
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,179,230
Municipal Electric Authority of Georgia Rev., 5.25%, 1/1/41 (BAM)	1,150,000	1,296,508
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/42	2,100,000	2,297,446
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,441,859
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,817,412
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,055,627
		146,148,564
Guam — 0.2%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/42	1,000,000	1,097,705
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/44	1,000,000	1,095,094
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/45	1,000,000	1,084,417
Territory of Guam Rev., 5.00%, 1/1/30	850,000	916,051
Territory of Guam Rev., 5.00%, 1/1/31	875,000	957,814
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,387,441
Territory of Guam Rev., 4.00%, 1/1/42	1,810,000	1,802,396
		8,340,918
Hawaii — 0.1%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	980,000	1,150,820
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/41	2,500,000	2,793,319
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/42	1,000,000	1,105,051
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/43	1,000,000	1,093,502
		6,142,692

Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	2,760,000	3,105,263
Illinois — 7.4%
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AG)	1,000,000	1,001,745
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,390,828
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,880,654
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,489,125
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/31 (BAM)	910,000	1,013,498
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/33 (BAM)	500,000	574,288
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/35 (BAM)	1,150,000	1,319,058
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/36 (BAM)	830,000	944,378
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/37 (BAM)	1,000,000	1,128,483
Chicago GO, 5.00%, 1/1/30	6,600,000	6,967,687
Chicago GO, 4.00%, 1/1/35	3,000,000	3,010,560
Chicago GO, 5.25%, 1/1/38	5,000,000	5,328,056
Chicago GO, 6.00%, 1/1/38	5,000,000	5,074,127
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	6,705,000	7,089,890
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	8,295,000	8,768,907
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	1,250,000	1,315,567
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	2,250,000	2,368,020
Chicago Board of Education GO, 5.00%, 12/1/32 (AG)	1,000,000	1,049,049
Chicago Board of Education GO, 5.00%, 12/1/33 (AG)	1,450,000	1,516,712
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,303,615
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,441,800
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,391,146
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,177,779
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,432,379
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,520,597
Chicago O'Hare International Airport Rev., 5.00%, 1/1/43(1)	4,000,000	4,436,809
Chicago O'Hare International Airport Rev., 5.00%, 1/1/44(1)	3,000,000	3,292,787
Chicago O'Hare International Airport Rev., 5.00%, 1/1/45(1)	3,000,000	3,254,029
Chicago O'Hare International Airport Rev., 5.00%, 1/1/46(1)	2,000,000	2,144,350
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/39 (BAM)	1,190,000	1,331,206
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/40 (BAM)	1,700,000	1,881,895
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/41 (BAM)	1,950,000	2,152,688
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/41	600,000	676,781
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/42	600,000	671,166
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/43	250,000	276,187
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/44	2,550,000	2,785,920
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,316,500
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,495,329
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AG)	6,000,000	6,869,660
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,923,851
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,179,042
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,153,689
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,035,894
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,287,649
Chicago Waterworks Rev., 5.00%, 11/1/31 (AG)	1,650,000	1,869,719
Chicago Waterworks Rev., 5.00%, 11/1/32 (AG)	1,570,000	1,635,263
Chicago Waterworks Rev., 5.00%, 11/1/41	1,000,000	1,109,442
Chicago Waterworks Rev., 5..00%, 11/1/42	845,000	929,563

Cook County GO, 5.00%, 11/15/29	3,270,000	3,327,590
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,171,260
Cook County Sales Tax Rev., 5.00%, 11/15/42 (BAM-TCRS)	3,000,000	3,252,655
Cook County Sales Tax Rev., 5.00%, 11/15/43 (BAM-TCRS)	2,000,000	2,140,164
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	7,275,000	7,785,203
Decatur GO, 5.00%, 3/1/30 (AG)	1,330,000	1,330,000
Decatur GO, 5.00%, 3/1/31 (AG)	1,395,000	1,395,000
Decatur GO, 5.00%, 3/1/33 (AG)	1,545,000	1,545,000
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	352,876
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	408,145
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	776,403
Illinois Development Finance Authority Rev., (Marillac State Vincent Ministries, Inc.), VRN, 2.85%, 11/15/39	2,150,000	2,152,301
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/27, Prerefunded at 100% of Par(6)	6,060,000	6,165,417
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	1,540,000	1,550,209
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/43 (GA: Centerpoint Properties TR)(2)	5,000,000	5,079,704
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	500,000	525,255
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	1,165,000	1,223,845
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	5,000,000	5,252,552
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,011,252
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,955,292
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,100,928
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	511,397
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	321,836
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	510,430
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	581,233
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	982,481
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,522,209
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.25%, 10/1/39(2)	1,350,000	1,467,488
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/44(2)	1,550,000	1,578,833
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	333,067
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	705,729
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	754,030
Illinois Finance Authority Rev., (Rush System for Health Obligated Group), 5.00%, 11/15/30	3,000,000	3,267,205
Illinois Finance Authority Rev., (Rush System for Health Obligated Group), 5.00%, 11/15/32	3,500,000	3,988,065
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/30	1,000,000	1,115,820
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/31	2,000,000	2,253,680
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/32	1,000,000	1,148,050
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/33	1,000,000	1,166,267
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,155,612
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35	1,500,000	1,800,073
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,886,196
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	4,230,000	4,651,062
Illinois Housing Development Authority Rev., (Island Terrace 4% Preservation Associates LP), VRN, 2.80%, 8/1/28	2,395,000	2,401,382
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/35 (AG)	4,615,000	5,475,988
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,049,459
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	6,410,000	6,421,230
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	4,080,000	4,691,338
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,846,648
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/43 (BAM)	1,000,000	1,089,778
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/44 (BAM)	1,000,000	1,074,263
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/45 (BAM)	2,000,000	2,128,448
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	2,670,000	2,772,231
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(5)	4,000,000	2,768,568

Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/41 (AG-CR)(5)	1,245,000	681,527
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/34 (BAM)	2,210,000	2,561,016
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/35 (BAM)	1,865,000	2,154,939
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/36 (BAM)	2,525,000	2,897,325
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	2,500,000	2,783,320
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,650,434
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,769,774
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,696,088
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,213,018
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,596,089
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,117,681
State of Illinois GO, 5.25%, 5/1/41	2,695,000	2,908,233
State of Illinois GO, 5.25%, 5/1/43	6,500,000	7,047,288
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,333,742
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,627,784
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,156,042
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,923,166
Village of Westchester GO, 5.00%, 12/15/41 (BAM)	500,000	555,919
Village of Westchester GO, 5.00%, 12/15/42 (BAM)	1,000,000	1,097,800
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AG)	2,760,000	2,765,246
		325,664,945
Indiana — 1.3%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	355,510
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	456,150
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	857,121
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	890,601
Indiana Finance Authority Rev., (Duke Energy Indiana LLC), VRDN, 2.07%, 3/2/26 (LOC: Sumitomo Mitsui Banking Corp.)	15,235,000	15,235,000
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,883,460
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,001,843
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,031,885
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,051,880
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32	700,000	781,524
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33	945,000	1,065,146
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42	1,300,000	1,392,638
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43	1,200,000	1,272,024
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/34	1,210,000	1,443,344
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,827,185
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	3,555,000	3,837,840
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/27	1,120,000	1,122,177
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/28	2,005,000	2,008,733
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/29	2,500,000	2,504,329
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,243,506
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,479,062
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,441,730
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,264,268
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,316,814
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,918,756
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	800,000	803,442
Indiana Housing & Community Development Authority Rev., (Henderson Court Housing LP), 4.54%, 3/1/43 (FNMA)	2,720,000	2,828,250
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	3,088,000	3,297,211
		57,611,429
Iowa — 0.3%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	8,045,838

Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,478,401
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.12%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,965,121
		14,489,360
Kansas — 0.3%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AG)	1,415,000	1,500,424
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AG)	1,485,000	1,565,866
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AG)	1,180,000	1,238,325
Garden City Rev., (City of Garden City KS STAR Bond District), 4.00%, 6/1/29(2)	700,000	702,671
Garden City Rev., (City of Garden City KS STAR Bond District), 4.25%, 6/1/33(2)	1,000,000	1,011,801
Manhattan Rev., (Meadowlark Hills Retirement Community Obligated Group), 3.75%, 6/1/31	1,000,000	1,007,175
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(1)(2)	4,000,000	4,012,097
		11,038,359
Kentucky — 0.8%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	970,275
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	590,809
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	507,283
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	470,604
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	383,272
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	748,797
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,666,993
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	13,207,385
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley)	5,000,000	5,405,709
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,116,302
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,846,185
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AG)	1,100,000	1,115,160
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AG)	2,000,000	2,029,308
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AG)	2,245,000	2,277,733
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AG)	1,500,000	1,520,127
		36,855,942
Louisiana — 0.9%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/43 (AG)	1,500,000	1,641,871
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/44 (AG)	1,905,000	2,059,613
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 5.00%, 12/1/39 (BAM)	500,000	557,329
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 4.00%, 12/1/44 (BAM)	3,000,000	3,010,981
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/39 (BAM)	1,500,000	1,690,446
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/40 (BAM)	1,250,000	1,389,235
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/41 (BAM)	1,000,000	1,101,159
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,808,629
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,931,919
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AG)	500,000	507,560
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AG)	800,000	852,011
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AG)	350,000	372,597
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AG)	1,100,000	1,167,110
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AG)	1,200,000	1,267,839
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AG)	1,200,000	1,262,277
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	4,950,000	5,037,298
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	12,600,000	12,660,523
		38,318,397
Maryland — 1.1%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 4.00%, 6/1/35(2)	600,000	610,060

Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.00%, 6/1/45(2)	1,325,000	1,338,877
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.25%, 6/1/26	500,000	500,529
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,505,034
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,418,098
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	565,000	567,879
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,526,103
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,650,298
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	9,575,000	9,645,619
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AG)	1,230,000	1,236,524
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	522,300
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,077,613
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	476,623
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	589,777
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,094,169
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,968,453
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,340,019
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	1,075,000	1,191,675
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,185,941
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,219,764
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	486,239
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	466,123
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	176,025
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,802
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,992
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	178,954
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	255,471
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	306,258
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	331,398
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,866,651
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,617,113
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,699,055
		48,304,436
Massachusetts — 1.7%
Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,870,334
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,758,338
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,416,179
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,950,520
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/43	5,000,000	5,664,869
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	430,266
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,135,324
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,419,155
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,292,266
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,132,058
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,794,313
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,171,070
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(2)	1,000,000	1,022,930
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,259,322
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,168,598

Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(2)	2,000,000	2,000,767
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	465,000	518,703
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,878,372
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	1,001,648
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	5,063,095
Massachusetts School Building Authority Rev., 5.00%, 2/15/38	1,070,000	1,322,126
		76,270,253
Michigan — 3.0%
Avondale School District GO, 4.00%, 11/1/43 (Q-SBLF)(1)	4,645,000	4,685,398
Avondale School District GO, 4.00%, 11/1/44 (Q-SBLF)(1)	2,250,000	2,234,522
Avondale School District GO, 4.125%, 11/1/45 (Q-SBLF)(1)	1,250,000	1,237,253
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,184,262
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,678,141
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,848,110
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,990,572
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,847,899
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,467,320
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,585,891
Detroit GO, 5.00%, 4/1/32	1,275,000	1,408,228
Detroit GO, 5.00%, 4/1/35	1,000,000	1,039,287
Detroit GO, 5.00%, 4/1/36	3,215,000	3,497,931
Detroit GO, 5.00%, 4/1/37	1,750,000	1,810,838
Detroit GO, 5.00%, 4/1/38	1,950,000	2,099,543
Detroit GO, 4.00%, 4/1/41	1,100,000	1,104,069
Detroit GO, 4.00%, 4/1/42	1,050,000	1,041,948
Detroit GO, 6.00%, 5/1/43	250,000	282,525
Detroit GO, 5.00%, 4/1/46	1,745,000	1,786,508
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	1,300,000	1,471,092
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	562,583
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,514,654
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,652,908
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,470,913
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,279,616
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	1,700,000	1,853,164
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	6,430,000	6,451,342
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	1,955,000	2,300,469
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/38	1,000,000	1,151,470
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26	3,500,000	3,532,263
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,363,386
Green Lake Township Economic Development Corp. Rev., (Interlochen Center for the Arts), VRDN, 1.90%, 3/2/26 (LOC: PNC Bank N.A.)	900,000	900,000
Kalamazoo Economic Development Corp. Rev., 4.25%, 8/15/31(2)	1,665,000	1,670,434
Kalamazoo Economic Development Corp. Rev., (Friendship Village of Kalamazoo Obligated Group), 3.90%, 8/15/31(2)	2,190,000	2,197,486
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,137,370
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AG), (Q-SBLF)	1,480,000	1,486,773
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AG), (Q-SBLF)	1,630,000	1,637,459
Livonia Public Schools GO, 5.00%, 5/1/33 (AG)	400,000	465,613
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,112,450

Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	4,008,223
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,641,045
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/34	2,000,000	2,053,697
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/36	1,200,000	1,220,084
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/26(1)	1,075,000	1,079,933
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/27(1)	1,120,000	1,155,209
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/28(1)	785,000	829,923
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/29(1)	1,285,000	1,387,487
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/30(1)	1,700,000	1,871,284
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/31(1)	1,780,000	1,996,175
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/32(1)	3,810,000	4,319,318
Michigan State Hospital Finance Authority Rev., (Bronson Health Care Group Obligated Group), 5.00%, 5/15/33(1)	15,000,000	17,182,918
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	5,455,000	6,127,369
Port Huron Area School District GO, 4.00%, 5/1/31 (AG)	2,005,000	2,009,370
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,780,412
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AG)	1,750,000	2,004,672
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AG)	600,000	692,805
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AG)	1,250,000	1,434,850
		132,836,464
Minnesota — 0.1%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,044,217
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,036,068
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	366,597
		2,446,882
Mississippi — 2.0%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	3,840,000	3,698,794
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	525,000	525,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	1,745,000	1,745,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	5,240,000	5,240,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	5,600,000	5,600,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.00%, 3/2/26 (GA: Chevron Corp.)	37,385,000	37,385,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.07%, 3/2/26 (GA: Chevron Corp.)	2,550,000	2,550,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.07%, 3/2/26 (GA: Chevron Corp.)	3,925,000	3,925,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 2.07%, 3/2/26 (GA: Chevron Corp.)	17,475,000	17,475,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System), 6.875%, 12/1/40 (AG)	4,250,000	4,320,749
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	4,670,000	4,879,230
		87,343,773
Missouri — 1.0%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/26	805,000	805,000
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,128,107
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,389,025
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,285,786
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,122,613
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,121,254
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	6,000,000	6,015,839
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 5.00%, 4/1/59	2,080,000	2,365,446
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	734,737
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,019,326
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,801,773
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,264,860
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,391,474
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	961,033

Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	262,863
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	525,946
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	550,676
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	496,896
Phelps County Rev., (Phelps County Regional Medical Center), 5.00%, 12/1/40	1,000,000	1,088,725
Phelps County Rev., (Phelps County Regional Medical Center), 5.75%, 12/1/45	2,700,000	2,955,468
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	3,489,183	3,679,057
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	504,124
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	988,845
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	649,653
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,078,605
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,000,000	1,000,010
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,105,000	1,087,873
		43,275,014
Nebraska — 1.5%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	4,390,000	4,711,212
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,903,076
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	37,613,969
Douglas County Hospital Authority No. 2 Rev., (Children's Hospital Obligated Group), VRDN, 1.95%, 3/2/26 (LOC: U.S. Bank N.A.)	3,845,000	3,845,000
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,890,404
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,108,449
		66,072,110
Nevada — 1.1%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	753,776
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	782,778
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(6)	1,270,000	1,323,214
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(6)	1,840,000	1,933,993
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,411,581
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,166,761
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,176,483
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,158,356
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,150,978
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/34	650,000	753,105
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/35	700,000	804,518
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/36	1,000,000	1,139,616
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/37	795,000	902,994
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/38	800,000	901,108
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	425,000	403,136
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	945,000	815,822
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	900,000	844,336
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	396,580
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	920,000	930,898
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	455,000	447,811
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	500,000	460,834
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	935,000	959,536

Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	640,000	527,739
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,340,000	2,563,724
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,405,000	1,010,583
Las Vegas Special Improvement District No. 817 Special Assessment, 5.50%, 6/1/38	375,000	410,981
Las Vegas Special Improvement District No. 817 Special Assessment, 5.75%, 6/1/43	500,000	541,331
Las Vegas Special Improvement District No. 819 Special Assessment, 5.00%, 6/1/40	325,000	338,352
Las Vegas Special Improvement District No. 819 Special Assessment, 5.25%, 6/1/45	325,000	334,452
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/29	1,485,000	1,593,186
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/34	1,010,000	1,074,738
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/36	1,000,000	1,061,471
Reno Rev., (County of Washoe NV Sales Tax), 4.00%, 6/1/43	1,000,000	1,002,632
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	1,765,000	1,780,462
State of Nevada GO, 5.00%, 5/1/37	6,960,000	8,016,076
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,583,265
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,280,575
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,055,065
		48,792,846
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	964,287
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	741,175
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	887,671
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,475,563
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,181,566
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,505,159
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	13,271,405	13,857,808
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,153,435
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,014,734
		23,781,398
New Jersey — 3.7%
Monmouth County Improvement Authority Rev., 4.00%, 3/12/27(1)	20,000,000	20,349,918
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AG)	1,000,000	1,006,122
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AG)	1,100,000	1,132,278
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/27 (BAM)	3,000,000	3,091,856
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/28 (BAM)	6,000,000	6,189,497
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/33	1,000,000	1,022,112
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,110,300
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,135,856
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	5,150,000	5,542,456
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,255,746
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,806,215
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,915,506
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(6)	1,500,000	1,512,926
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(6)	1,500,000	1,512,926
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	1,510,000	1,613,781
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,014,802
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,014,211
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28, Prerefunded at 100% of Par(6)	3,500,000	3,782,628
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	2,979,818
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,593,489
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,254,656

New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	18,589,286
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,127,527
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,859,027
New Jersey Turnpike Authority Rev., 5.00%, 1/1/43	2,000,000	2,242,900
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,093,703
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,640,000	1,818,514
New Jersey Turnpike Authority Rev., 5.00%, 1/1/45	1,500,000	1,645,892
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,031,399
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,363,533
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,672,449
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,055,596
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,080,593
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,159,512
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,880,315
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	5,500,000	5,763,419
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,164,322
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	7,000,000	7,273,554
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,034,869
		161,693,509
New Mexico — 0.1%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	340,000	347,525
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	415,573
New Mexico Finance Authority Rev., 5.00%, 6/1/28	310,000	310,706
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	801,737
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
New Mexico Mortgage Finance Authority Rev., (JLG ABQ 2023 LLLP), VRN, 2.92%, 2/1/42 (HUD)	2,150,000	2,151,017
		6,026,558
New York — 12.0%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,861,623
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.00%, 12/15/31	25,000,000	25,063,967
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/36	5,855,000	6,094,284
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	10,000,000	10,107,601
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/43	10,000,000	10,791,904
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,877,351
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	923,033
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,523,423
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,196,830
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,428,319
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,529,986
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,060,613
Metropolitan Transportation Authority Rev., VRDN, 1.90%, 3/2/26 (LOC: Truist Bank)	2,920,000	2,920,000
Metropolitan Transportation Authority Rev., VRDN, 1.90%, 3/2/26 (LOC: Truist Bank)	4,500,000	4,500,000
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,419,228
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	871,952
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,236,046
New York City GO, 5.00%, 8/1/35	5,900,000	6,817,348
New York City GO, 5.00%, 8/1/37	5,520,000	6,275,308
New York City GO, 5.25%, 10/1/39	2,000,000	2,249,922
New York City GO, 5.00%, 2/1/40	3,400,000	3,889,981
New York City GO, 5.25%, 10/1/40	3,000,000	3,355,166
New York City GO, 4.00%, 9/1/46	4,960,000	4,790,317
New York City GO, 4.00%, 3/1/47	5,000,000	4,783,371
New York City GO, VRDN, 1.90%, 3/1/26 (LOC: TD Bank N.A.)	295,000	295,000
New York City GO, VRDN, 1.90%, 3/1/26 (LOC: Mizuho Bank Ltd.)	7,720,000	7,720,000

New York City GO, VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
New York City GO, VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
New York City GO, VRDN, Series I-2, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	4,090,000	4,090,000
New York City Industrial Development Agency Rev., VRDN, 2.00%, 3/2/26 (LOC: Bank of America N.A.)	4,000,000	4,000,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,023,002
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	10,017,314
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.50%, 6/15/39	3,000,000	3,648,052
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,634,226
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,876,867
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	9,145,000	9,198,029
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,682,933
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	720,000	720,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	3,825,000	3,825,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	10,990,000	10,990,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.00%, 3/2/26 (SBBPA: Bank of America N.A.)	1,900,000	1,900,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.00%, 3/2/26 (SBBPA: Bank of America N.A.)	1,965,000	1,965,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.02%, 3/2/26 (SBBPA: State Street Bank & Trust Co.)	21,325,000	21,325,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 2.02%, 3/2/26 (SBBPA: Mizuho Bank Ltd.)	31,400,000	31,400,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	6,155,000	6,769,358
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,740,090
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/36	1,740,000	2,008,223
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	395,319
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,838,859
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,271,357
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/39	2,000,000	2,213,770
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,531,388
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,306,242
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/41	5,000,000	5,674,461
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,861,332
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	3,600,000	3,600,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.90%, 3/2/26 (SBBPA: Mizuho Bank Ltd.)	18,410,000	18,410,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 2.02%, 3/2/26 (SBBPA: Mizuho Bank Ltd.)	1,730,000	1,730,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRN, 1.90%, 8/1/39 (SBBPA: JPMorgan Chase Bank N.A.)	6,740,000	6,740,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	11,750,606
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AG)	1,000,000	1,179,692
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AG)	400,000	467,459
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AG)	475,000	551,561
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AG)	700,000	818,262
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,336,877
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,786,871
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.05%, 11/15/30	2,625,000	2,628,088
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	5,000,000	5,803,998
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/33	5,000,000	5,880,575

New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/38	13,490,000	13,913,407
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	2,135,000	2,184,393
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	11,645,000	11,833,069
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/45	10,000,000	9,735,090
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/46	5,040,000	4,834,274
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,661,058
New York State Housing Finance Agency Rev., (160 Madison Ave LLC), VRDN, 1.90%, 3/2/26 (LOC: Landesbank Hessen-Thueringen)	5,290,000	5,290,000
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	3,270,000	3,284,520
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	1,365,000	1,380,423
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,123,369
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	5,000,000	5,728,546
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,720,225
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	5,355,000	5,898,415
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/37	1,280,000	1,383,634
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,544,892
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	5,750,000	5,753,747
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	3,280,000	3,252,103
State of New York GO, 5.00%, 3/15/40	1,675,000	1,908,116
State of New York GO, 5.00%, 3/15/41	1,750,000	1,978,598
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,982
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,001,306
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,010,490
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	625,556
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	845,854
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,667,685
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,433,209
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,366,304
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,084,483
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	1,350,000	1,456,629
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,375,000	1,476,893
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	1,500,000	1,594,116
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,607,905
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AG)	2,000,000	2,266,433
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AG)	2,000,000	2,286,714
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AG)	1,500,000	1,730,060
		526,164,882
North Carolina — 2.3%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,307,788
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,474,008
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,050,272
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,614,663
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,442,386
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	8,785,000	8,785,000
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 1.90%, 3/2/26 (SBBPA: JPMorgan Chase Bank N.A.)	9,760,000	9,760,000
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,014,629
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.25%, 1/15/50	3,500,000	3,534,693
Greenville Utilities Commission Rev., 5.00%, 9/1/43	2,170,000	2,436,730
Greenville Utilities Commission Rev., 5.00%, 9/1/44	3,230,000	3,582,951
Nash Health Care Systems Rev., 5.00%, 2/1/32	2,500,000	2,806,802
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	13,560,000	13,630,113

North Carolina Medical Care Commission Rev., (Duke University Health System, Inc. Obligated Group), VRDN, 1.85%, 3/2/26 (SBBPA: Royal Bank Of Canada)	3,750,000	3,750,000
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,989,725
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,067,846
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	982,434
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.25%, 9/1/28	1,090,000	1,092,107
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,021,326
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	589,112
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,838,600
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,052,654
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,112,021
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,153,224
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,271,432
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	907,776
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	525,000	525,346
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,051,251
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AG)	2,570,000	2,734,253
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,101,324
State of North Carolina Rev., 5.00%, 3/1/40	2,250,000	2,588,900
		100,269,366
Ohio — 2.7%
American Municipal Power, Inc. Rev., 5.00%, 2/15/34	980,000	1,113,906
American Municipal Power, Inc. Rev., 5.00%, 2/15/36	1,080,000	1,222,447
American Municipal Power, Inc. Rev., 5.00%, 2/15/37	1,135,000	1,273,020
American Municipal Power, Inc. Rev., 5.00%, 2/15/38	1,190,000	1,323,980
American Municipal Power, Inc. Rev., 5.00%, 2/15/40	1,315,000	1,442,415
American Municipal Power, Inc. Rev., 5.00%, 2/15/41	1,380,000	1,497,709
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	1,450,000	1,557,044
American Municipal Power, Inc. Rev., 5.00%, 2/15/43	1,520,000	1,613,460
American Municipal Power, Inc. Rev., 5.00%, 2/15/44	1,595,000	1,674,856
American Municipal Power, Inc. Rev., 5.00%, 2/15/45	1,550,000	1,609,215
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,055,000	3,288,755
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	3,145,000	3,371,989
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	6,505,000	6,937,991
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,420,790
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	5,000,000	5,027,308
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	465,000	476,733
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,672,995
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	2,025,000	2,191,748
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,630,674
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,778,518
Dayton-Montgomery County Port Authority Rev., (Magnus Forest Avenue LP), VRN, 3.20%, 1/1/44	7,565,000	7,635,755
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	3,592,000	3,895,779
Hamilton Sewer System Rev., 5.00%, 12/1/26	2,000,000	2,041,925
Hamilton Sewer System Rev., 5.00%, 12/1/27	1,125,000	1,179,888
Lorain Metropolitan Housing Authority Rev., (Wilkes Villa LLC), VRN, 3.22%, 6/1/29 (HUD)	4,500,000	4,538,806
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/41	500,000	547,528
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/42	1,000,000	1,086,287
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/43	1,000,000	1,075,148
Ohio State University Rev., 5.00%, 6/1/35	16,975,000	20,343,424
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	407,284
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	469,212

Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	819,306
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	756,443
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	858,046
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,637,488
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,740,829
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,305,692
Port of Greater Cincinnati Development Authority Rev., (Cambridge Arms Preservation LP), 4.40%, 11/1/40 (FNMA)	8,500,000	8,721,481
State of Ohio Rev., 5.00%, 12/15/33	700,000	781,950
State of Ohio Rev., 5.00%, 12/15/34	1,000,000	1,112,840
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	3,040,000	3,423,854
Toledo GO, 5.00%, 12/1/37 (BAM)	395,000	450,571
Toledo GO, 5.00%, 12/1/38 (BAM)	350,000	396,441
Toledo GO, 5.00%, 12/1/39 (BAM)	440,000	495,129
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,535,497
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,956,230
		120,338,386
Oklahoma — 0.4%
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/31	1,125,000	1,262,722
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/32	750,000	854,442
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/33	1,000,000	1,153,625
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/34	1,000,000	1,148,084
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/35	500,000	570,145
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/36(1)	150,000	171,862
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/37(1)	150,000	170,563
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/38(1)	150,000	169,222
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/39(1)	175,000	195,229
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/40(1)	250,000	277,591
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/41(1)	250,000	275,418
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/42(1)	300,000	327,875
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/43(1)	300,000	324,316
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/44(1)	300,000	321,237
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/45(1)	300,000	317,806
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/46(1)	350,000	366,895
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41	1,210,000	1,387,610
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42	1,380,000	1,566,826
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	5,301,655
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	950,586
		17,113,709
Oregon — 1.1%
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	510,275
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	507,118
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	3,900,000	3,815,566
Clackamas County School District No. 12 North Clackamas GO, Capital Appreciation, 0.00%, 6/15/35 (SCH BD GTY)(5)	10,000,000	6,793,640
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,454,487
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/32 (SCH BD GTY)(5)	1,000,000	845,064
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/33 (SCH BD GTY)(5)	1,000,000	816,344
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/34 (SCH BD GTY)(5)	1,000,000	787,051
Oregon Housing & Community Services Department Rev., (Civic Station Housing LP), VRN, 3.125%, 7/1/44	1,665,000	1,679,392
Oregon State Lottery Rev., 5.00%, 4/1/40	750,000	866,462
Oregon State Lottery Rev., 5.00%, 4/1/41	500,000	573,240
Oregon State Lottery Rev., 5.25%, 4/1/42	500,000	579,348
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,333,735

University of Oregon Rev., 5.00%, 4/1/36	16,050,000	19,395,086
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/41 (SCH BD GTY)(5)	6,500,000	3,392,036
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/42 (SCH BD GTY)(5)	5,000,000	2,441,874
		48,790,718
Pennsylvania — 4.6%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	1,045,000	1,058,009
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,230,000
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,000,000
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	600,000
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	4,000,000	4,260,939
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AG)	2,750,000	2,823,287
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,639,714
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,653,654
Commonwealth Financing Authority Rev., 5.00%, 6/1/33	3,205,000	3,365,872
Commonwealth Financing Authority Rev., 5.00%, 6/1/34	6,940,000	7,279,729
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	11,150,000	11,191,542
Delaware River Port Authority Rev., 5.00%, 1/1/39	6,000,000	6,907,828
Delaware River Port Authority Rev., 5.00%, 1/1/40	2,100,000	2,396,612
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,042,306
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,555,835
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,321,893
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/29	1,355,000	1,461,921
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/30	1,060,000	1,162,815
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/31	1,110,000	1,236,682
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/32	1,545,000	1,739,584
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/33	1,610,000	1,830,017
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/34	1,265,000	1,448,947
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/35	465,000	534,796
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	8,000,000	8,579,618
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	583,492
Pennsylvania COP, 5.00%, 7/1/29	600,000	630,096
Pennsylvania COP, 5.00%, 7/1/30	750,000	786,982
Pennsylvania COP, 5.00%, 7/1/31	850,000	890,693
Pennsylvania COP, 5.00%, 7/1/35	450,000	468,078
Pennsylvania GO, 5.00%, 4/1/34	21,010,000	24,743,523
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	2,269,000	2,407,149
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,320,749
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,331,272
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	569,963
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	594,266
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,118,966
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/42(1)	1,000,000	1,138,018
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/42(1)	1,000,000	1,138,018
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/43(1)	2,000,000	2,248,515
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/44(1)	1,000,000	1,112,486
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/45(1)	1,875,000	2,061,132
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,019,048
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AG)	1,465,000	1,513,673
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AG)	2,960,000	3,056,789
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AG)	1,610,000	1,660,513

Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AG)	1,800,000	1,854,151
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,171,188
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/41 (AG)	2,000,000	2,263,823
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/42 (AG)	1,000,000	1,120,605
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/43 (AG)	1,325,000	1,466,255
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AG)	1,280,000	1,503,350
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AG)	1,500,000	1,751,034
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/41(1)	700,000	801,082
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/42(1)	750,000	850,044
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/43(1)	750,000	840,968
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/44(1)	725,000	802,939
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/45(1)	650,000	710,585
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,579,801
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,699,249
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,041,717
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,869,177
Reading School District GO, 5.00%, 3/1/28 (AG), (ST AID WITHHLDG)	1,025,000	1,052,158
Reading School District GO, 5.00%, 3/1/37 (AG), (ST AID WITHHLDG)	1,500,000	1,526,785
Reading School District GO, 5.00%, 3/1/38 (AG), (ST AID WITHHLDG)	1,500,000	1,526,637
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,230,149
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	520,588
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	505,769
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,068,060
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,302,838
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,187,589
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,716,911
Scranton GO, 5.00%, 11/15/28 (AG)	1,545,000	1,635,946
Scranton GO, 5.00%, 11/15/29 (AG)	1,875,000	2,021,661
Scranton GO, 5.00%, 11/15/30 (AG)	920,000	1,008,143
Scranton GO, 5.00%, 11/15/31 (AG)	1,675,000	1,857,003
Scranton GO, 5.00%, 11/15/32 (AG)	1,520,000	1,674,033
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,041,897
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,714,208
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	778,237
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,668,224
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,337,487
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	356,328
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	459,006
		200,230,646
Puerto Rico — 0.1%
Puerto Rico GO, VRN, 0.00%, 11/1/51	2,964,748	1,834,438
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	15,000,000	3,946,611
		5,781,049
Rhode Island — 0.3%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AG)	1,635,000	1,696,728
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AG)	1,810,000	1,877,326
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AG)	2,000,000	2,064,705
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AG)	5,620,000	5,806,368
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AG)	1,100,000	1,253,307
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AG)	1,000,000	1,128,147
		13,826,581
South Carolina — 0.9%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	275,000	276,776
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	980,287
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,186,464

Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,124,002
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,565,781
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,732,565
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,102,361
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/42	500,000	515,380
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/43	515,000	523,613
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/44	500,000	501,812
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/45	750,000	749,267
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.25%, 10/1/45(2)	800,000	814,828
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,107,446
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,030,471
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	9,072,070
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	215,000	212,649
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	929,138
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	995,000	870,382
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.25%, 11/15/39	820,000	878,797
South Carolina Public Service Authority Rev., 5.00%, 12/1/33(1)	1,100,000	1,288,483
South Carolina Public Service Authority Rev., 5.00%, 12/1/34(1)	1,750,000	2,071,601
South Carolina Public Service Authority Rev., 5.00%, 12/1/35(1)	575,000	684,196
South Carolina Public Service Authority Rev., 5.00%, 12/1/36(1)	1,000,000	1,186,278
South Carolina State Housing Finance & Development Authority Rev., (Oak Grove at Hunt Club LLC), VRN, 3.15%, 11/1/43	1,945,000	1,963,000
		40,367,647
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 5.00%, 9/1/40	2,960,000	3,230,990
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 5.00%, 9/1/45	3,490,000	3,646,939
		6,877,929
Tennessee — 1.5%
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/39	550,000	653,750
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/40	825,000	974,498
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/41	1,000,000	1,176,422
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/42	700,000	815,559
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/43	550,000	634,941
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/45	1,470,000	1,660,589
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,738,144
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,936,998
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	746,592
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	628,700
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	681,625
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	986,682
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,390,396
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AG)	1,310,000	1,484,935
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AG)	4,505,000	5,075,614
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/41	3,225,000	3,655,586
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/42	2,000,000	2,245,773

Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	313,198
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	255,801
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	386,870
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	384,585
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	547,175
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	543,117
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	530,149
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(2)	4,335,000	4,360,698
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	4,027,359
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	18,900,000	20,950,421
Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	6,000,000	6,598,768
		66,384,945
Texas — 12.9%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,499,516
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,051,956
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,155,430
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,049,148
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,047,760
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,435,175
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,891,103
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,463,387
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,970,595
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/38 (PSF-GTD)	1,380,000	1,563,967
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	8,236,465
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,424,286
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,399,148
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,234,893
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,137,793
Bexar Management & Development Corp. Rev., (Miller's Pond Apartments SA LP), VRN, 2.65%, 3/1/29 (FHA)	1,600,000	1,601,325
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,147,596
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	1,280,000	1,309,315
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	1,000,000	1,049,239
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	1,000,000	1,050,898
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	1,000,000	1,131,083
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	1,400,000	1,593,546
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/42	750,000	846,768
Central Texas Turnpike System Rev., 5.00%, 8/15/33	2,585,000	2,996,074
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	12,860,000	14,055,054
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	1,000,000	1,118,351
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	4,045,214
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,110,839
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	504,801
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,698,614
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	2,048,257
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,828,161
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,869,644
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	3,141,237
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,116,832
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/40 (PSF-GTD)	5,375,000	5,962,885
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/41 (PSF-GTD)	3,850,000	4,233,604
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	501,010
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	956,453
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	875,166
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	628,338
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	513,612

Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,470,364
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	617,637
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	289,999
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,650,276
Corpus Christi Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,182,235
Corpus Christi Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,188,128
Corpus Christi Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,178,951
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,145,137
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,444,236
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,127,854
Cypress-Fairbanks Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	3,500,000	3,512,958
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,567,222
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,883,452
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,141,119
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,132,378
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,467,166
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,686,403
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	1,375,000	1,553,483
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	1,500,000	1,622,803
Dallas Independent School District GO, VRN, 5.00%, 2/15/56 (PSF-GTD)	8,500,000	9,286,529
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,370,194
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,204,586
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,606,732
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	5,033,768
Denton Independent School District GO, VRN, 4.00%, 8/15/55 (PSF-GTD)	4,000,000	4,258,635
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,382,944
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,319,321
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(5)	2,840,000	1,564,162
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(5)	3,000,000	1,559,474
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(5)	7,400,000	3,634,910
Fort Bend Independent School District GO, 5.00%, 8/15/39 (PSF-GTD)	1,445,000	1,639,496
Fort Bend Independent School District GO, 5.00%, 8/15/40 (PSF-GTD)	2,775,000	3,124,129
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,600,000	5,722,966
Fort Bend Toll Road Rev., 5.00%, 3/1/32 (AG)	600,000	685,919
Fort Bend Toll Road Rev., 5.00%, 3/1/33 (AG)	800,000	927,010
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	700,000	819,063
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	750,000	877,568
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AG)	1,000,000	1,180,534
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	800,000	921,078
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	1,000,000	1,167,961
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AG)	500,000	570,515
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AG)	500,000	565,622
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,576,831
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,613,566
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,556,545
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/38 (AG)	255,000	267,763
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/39 (AG)	330,000	344,308
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/41 (AG)	800,000	837,620
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/43 (AG)	1,000,000	1,024,756
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,761,725
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	1,175,000	1,336,563
Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,508,688
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,918,439
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,078,261
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,360,205

Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	1,175,000	1,253,672
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AG)	800,000	915,039
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AG)	600,000	692,085
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AG)	960,000	1,100,982
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AG)	830,000	937,250
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AG)	525,000	584,479
Garland Water & Sewer System Rev., 5.00%, 3/1/41	1,200,000	1,342,173
Garland Water & Sewer System Rev., 5.00%, 3/1/43	1,475,000	1,625,713
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,170,542
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,419,434
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	791,170
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	628,742
Georgetown Utility System Rev., 5.00%, 8/15/40	1,000,000	1,108,417
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	7,034,930
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	7,153,527
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine Obligated Group), 5.00%, 5/15/29	4,000,000	4,279,561
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,752,422
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	245,000	245,944
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.00%, 12/1/29	6,825,000	7,489,833
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,407,317
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,692,212
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,109,116
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/30 (AG)	515,000	565,389
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/32 (AG)	285,000	320,824
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/35 (AG)	1,000,000	1,145,301
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/37 (AG)	1,200,000	1,359,815
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/39 (AG)	1,250,000	1,405,497
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,377,115
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,046,567
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,301,725
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,075,789
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,247,409
Houston GO, 5.25%, 3/1/39	2,000,000	2,261,749
Houston GO, 5.25%, 3/1/40	1,145,000	1,286,081
Houston GO, 5.25%, 3/1/42	2,750,000	3,039,527
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	460,689
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	967,004
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,054,074
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	711,444
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,399,845
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,087,969
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,296,992
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,285,419
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	622,737
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,030,922
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,025,730
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,371,963
Lewisville Independent School District GO, 5.00%, 8/15/38 (PSF-GTD)	3,000,000	3,442,674

Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	3,635,000	4,091,990
Lubbock Housing Finance Corp. Rev., (1102 58th State Lubbock Apartments LP), VRN, 2.80%, 3/1/29 (HUD)	1,500,000	1,503,562
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	5,700,000	5,867,809
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	5,157,052
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	1,810,000	1,812,398
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AG)	700,000	720,590
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AG)	460,000	472,823
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AG)	500,000	509,265
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,031,445
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,031,445
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,031,445
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,670,000	1,722,513
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	500,000	550,791
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/42	700,000	763,569
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/43	1,000,000	1,082,257
North Texas Tollway Authority Rev., 5.00%, 1/1/41	2,145,000	2,395,014
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	8,014,018
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(5)	14,000,000	9,418,702
Northside Independent School District GO, 5.00%, 8/15/33 (PSF-GTD)	1,035,000	1,217,157
Northside Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,187,244
Northside Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,168,352
Northside Independent School District GO, 5.00%, 8/15/37 (PSF-GTD)	1,225,000	1,419,413
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	6,000,000	6,012,181
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,574,083
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,089,308
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/39 (BAM)	1,000,000	1,133,282
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/42 (BAM)	1,000,000	1,109,529
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,523,103
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,559,838
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	826,070
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,730,766
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,307,981
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,432,564
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	3,150,000	3,505,548
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/31 (PSF-GTD)(5)	850,000	742,015
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/32 (PSF-GTD)(5)	1,100,000	930,009
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,076,615
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,542,936
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32	1,000,000	1,150,566
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33	1,500,000	1,750,658
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,119,095
San Antonio Electric & Gas Systems Rev., VRN, 2.90%, 2/1/55	3,750,000	3,757,002
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	4,500,000	4,555,265
Southeast Regional Management District GO, 4.00%, 4/1/38 (AG)	500,000	510,477
Southeast Regional Management District GO, 4.00%, 4/1/39 (AG)	540,000	548,770
Southeast Regional Management District GO, 4.00%, 4/1/41 (AG)	1,000,000	1,006,955
Southeast Regional Management District GO, 4.00%, 4/1/43 (AG)	825,000	819,956
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/44	1,250,000	1,373,659
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/45	1,250,000	1,359,590

Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,865,429
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	11,720,000	13,243,446
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,527,000
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/33 (BAM)	1,510,000	1,731,877
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/34 (BAM)	1,515,000	1,752,479
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/35 (BAM)	1,605,000	1,868,551
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,588,411
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,991,248
Texas Department of Housing & Community Affairs Rev., (EC Aspen Park LLC), VRN, 0.00%, 3/1/41	2,750,000	2,750,158
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co., Inc.)	935,000	962,598
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,700,497
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	12,300,000	13,468,098
Texas Municipal Power Agency Rev., 5.00%, 9/1/39 (BAM)	450,000	504,209
Texas Municipal Power Agency Rev., 5.00%, 9/1/40 (BAM)	800,000	886,225
Texas Municipal Power Agency Rev., 5.25%, 9/1/42 (BAM)	500,000	553,853
Texas Municipal Power Agency Rev., 5.50%, 9/1/44 (BAM)	500,000	555,787
Texas Municipal Power Agency Rev., 5.50%, 9/1/45 (BAM)	500,000	551,892
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,697,863
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	2,290,000	2,386,957
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/36	3,725,000	3,793,060
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	2,250,000	2,273,690
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,210,022
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,399,959
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,503,344
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 4/15/31	7,000,000	7,498,772
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/34	6,000,000	7,056,967
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/35	4,820,000	5,630,059
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	10,000,000	10,258,979
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/44	18,075,000	17,911,600
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,523,566
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,377,675
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,109,857
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,133,145
Upper Trinity Regional Water District Rev., 5.25%, 8/1/41 (BAM)	700,000	782,699
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	924,798
Upper Trinity Regional Water District Rev., 5.25%, 8/1/42 (BAM)	400,000	442,352
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	724,713
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,256,150
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,579,655
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,953,294
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,103,026
Viridian Municipal Management District GO, 4.00%, 12/1/31 (BAM)	500,000	527,435
Viridian Municipal Management District GO, 4.00%, 12/1/32 (BAM)	620,000	651,534
Viridian Municipal Management District GO, 4.00%, 12/1/34 (BAM)	585,000	609,779
Viridian Municipal Management District GO, 4.00%, 12/1/36 (BAM)	1,150,000	1,186,825
Viridian Municipal Management District GO, 4.00%, 12/1/37 (BAM)	1,150,000	1,180,206
		566,295,949
Utah — 0.6%
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	2,065,000	2,240,196
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	2,115,000	2,284,892
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/38 (AG)	2,650,000	2,852,063

Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/39 (AG)	2,300,000	2,466,559
Intermountain Power Agency Rev., 5.00%, 7/1/37	2,000,000	2,241,612
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	648,407
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	672,933
Utah Housing Corp. Rev., (Collaborative 1881 Phase 1 LLC), VRN, 2.65%, 3/1/45	2,500,000	2,502,786
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	4,430,000	4,693,684
Utah Housing Corp. Rev., (Roers Salt Lake City Apartments Owner III LLC), 5.00%, 11/1/43 (FNMA)	1,965,000	2,133,543
Utah Transit Authority Rev., 5.00%, 12/15/32	2,000,000	2,337,847
		25,074,522
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AG)	640,000	640,880
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,020,860
		4,661,740
Virginia — 0.8%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,397,532
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,809,216
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	678,422
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,770,000	3,769,755
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	485,000	490,806
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,520,130
Prince William County Service Authority Rev., 5.00%, 7/15/37	750,000	889,347
Prince William County Service Authority Rev., 5.00%, 7/15/38	500,000	588,202
Prince William County Service Authority Rev., 5.00%, 7/15/40	390,000	452,121
Prince William County Service Authority Rev., 5.00%, 7/15/41	400,000	460,896
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,023,721
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	2,975,000	3,409,909
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,325,295
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	4,086,690
		36,902,042
Washington — 2.5%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,161,421
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	1,200,000	1,415,838
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	15,036,291
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	1,000,000	1,195,670
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,773,948
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,620,860
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	1,000,000	1,195,513
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,545,534
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,000,000	1,154,713
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,367,142
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,536,325
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	2,001,723
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40	2,000,000	2,259,107
King County Housing Authority Rev., 5.00%, 7/1/40	1,000,000	1,070,746
King County Housing Authority Rev., 5.375%, 7/1/45	3,460,000	3,677,204
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/44 (AG)	550,000	539,003
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/41 (SCH BD GTY)	1,605,000	1,841,014
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/42 (SCH BD GTY)	1,000,000	1,137,891
Seattle Municipal Light & Power Rev., 5.00%, 2/1/41	1,000,000	1,146,718
Seattle Municipal Light & Power Rev., 5.00%, 2/1/42	1,450,000	1,645,508
Seattle Municipal Light & Power Rev., 5.00%, 2/1/43	2,500,000	2,804,936

Seattle Water System Rev., 5.00%, 5/1/33	1,610,000	1,894,890
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,631,770
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,499,068
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,199,803
State of Washington GO, 5.00%, 8/1/38	1,250,000	1,445,128
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,467,029
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	6,138,786
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	7,145,000	7,174,105
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/33 (BAM)(2)	635,000	717,214
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/34 (BAM)(2)	670,000	758,353
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/35 (BAM)(2)	1,000,000	1,136,035
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/36 (BAM)(2)	1,000,000	1,124,107
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/37 (BAM)(2)	1,250,000	1,394,570
		110,707,963
West Virginia — 0.3%
Ohio County Tax Allocation, 5.25%, 6/1/44	750,000	773,250
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/38 (AG)	800,000	889,371
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/39 (AG)	1,550,000	1,709,924
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.25%, 6/1/45 (AG)	1,500,000	1,619,918
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AG)	1,500,000	1,655,770
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AG)	4,000,000	4,394,906
		11,043,139
Wisconsin — 2.5%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	613,613
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/31	560,000	619,028
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/32	585,000	654,172
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/33	1,235,000	1,390,801
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/34	1,300,000	1,476,378
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/35	1,370,000	1,547,005
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/36	1,440,000	1,617,627
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/37	1,515,000	1,691,794
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/38	1,595,000	1,766,308
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/39	1,680,000	1,849,765
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	2,155,000	2,312,570
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AG)	690,000	727,030
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AG)	740,000	778,691
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AG)	750,000	787,859
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/30	750,000	788,055
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/35	1,100,000	1,204,518
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,360,179
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,705,687
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	2,074,550
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	6,545,000	6,815,848
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	2,191,543
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AG)	925,000	971,285
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AG)	2,540,000	2,663,016
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AG)	2,665,000	2,791,735
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AG)	2,800,000	2,930,107
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	3,500,000	3,730,424
Public Finance Authority Rev., (Kaiser Obligated Group), VRDN, 1.85%, 3/2/26 (LOC: Truist Bank)	37,690,000	37,690,000
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/36	425,000	471,648
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/38	350,000	383,329
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/40	400,000	429,004

Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/45	1,000,000	1,042,685
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/33(2)	3,045,000	3,077,038
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)(6)	25,000	26,323
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(2)(6)	65,000	71,531
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	390,000	401,544
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(2)(6)	20,000	21,683
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(2)(6)	35,000	37,946
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,675,000	1,704,490
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	908,898
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	982,726
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	902,802
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,918,007
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(2)	1,500,000	1,420,228
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	1,225,000	1,270,718
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	5,219,785
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,581,852
		108,621,825
TOTAL MUNICIPAL SECURITIES (Cost $4,350,867,277)		4,464,216,947
EXCHANGE-TRADED FUNDS — 1.4%
iShares National Muni Bond ETF	190,500	20,749,260
VanEck High Yield Muni ETF	402,200	20,753,520
Vanguard Tax-Exempt Bond Index ETF	401,700	20,546,955
TOTAL EXCHANGE-TRADED FUNDS (Cost $61,097,775)		62,049,735
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $47,269)	47,265	47,269
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $4,412,012,321)		4,526,313,951
OTHER ASSETS AND LIABILITIES — (2.9)%		(128,968,395)
TOTAL NET ASSETS — 100.0%		$4,397,345,556

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AG-CR	–	Assured Guaranty, Inc. -Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Board Loan Fund
SCH BD GTY	–	School Bond Guaranty
SD CRED PROG	–	School District Credit Enhancement Program
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $221,575,692, which represented 5.0% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$4,464,216,947	—
Exchange-Traded Funds	$62,049,735	—	—
Short-Term Investments	47,269	—	—
	$62,097,004	$4,464,216,947	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.